Lease Arrangements - Lease Liabilities - Carrying Amounts and Discount Rate (Detail) - USD ($)	Sep. 30, 2019	Jan. 01, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Current	$ 194,437
Non-current	625,156
Lease liabilities recognized	$ 819,593	$ 323,850
Buildings
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Discount rate	6.00%